RECENTLY ISSUED ACCOUNTING STANDARDS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASC 835
Item Effected [Line Items]
Debt issuance costs	$ 13.7	$ 13.4